Payments, Details - 12 months ended Dec. 31, 2023	Amount USD ($)	Amount CAD ($)	Type	Country	Govt.	Project	Ext. Method	Curr. Conv. Method
#: 1
	$ 110,000		Fees	United States of America		Lincoln	Underground Mining
#: 2
	100,000		Fees	United States of America		Bitter Creek	Underground Mining
#: 3
	10,000		Fees	United States of America		Hog Heaven	Underground Mining
#: 4
	80,000		Fees	United States of America		Unity	Underground Mining
#: 5
	270,000		Fees	United States of America		Santa Cruz	Underground Mining
#: 6
	30,000		Fees	United States of America		Desert Mountain	Underground Mining
#: 7
	80,000		Fees	United States of America		Tintic	Underground Mining
#: 8
	120,000		Fees	United States of America		Lyles Lithium	Open Pit
#: 9
	240,000		Fees	United States of America		White Hill	Underground Mining
#: 10
	30,000		Fees	United States of America		Arizona Other	Underground Mining
#: 11
	50,000		Fees	United States of America		Delamar	Underground Mining
#: 12
	30,000		Fees	United States of America		Hector	Open Pit
#: 13
	$ 30,000		Fees	United States of America		Bristol	Underground Mining
Kaizen Discovery Inc | #: 1
		$ 364,000	Fees	Peru	Ministry of Energy and Mines	Pinaya	Open Pit	b
Kaizen Discovery Inc | #: 2
		9,000	Fees	Peru	Ministry of Agricultural Development and Irrigation	Pinaya	Open Pit	b
Cordoba Minerals Corp | #: 1
		83,000	Fees	Colombia	National Environmental Fund	San Matias	Open Pit	b
Cordoba Minerals Corp | #: 2
		19,000	Fees	Colombia	National Mining Agency	San Matias	Open Pit	b
Cordoba Minerals Corp | #: 3
		$ 2,000	Fees	Colombia	Superintendence of Companies	San Matias	Open Pit	b